Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 1,693,236	$ 1,136,614	$ 3,653,976	$ 2,043,636	$ 5,315,664
COST OF SALES	1,086,884	357,561	2,392,141	752,303	2,838,277
GROSS PROFIT	606,352	779,053	1,261,835	1,291,333	2,477,387
OPERATING EXPENSES
Depreciation and amortization	616,761	141,713	1,247,250	275,749	1,209,769
General and administrative	2,337,817	1,344,667	4,383,711	2,630,254	14,434,071	2,202,320
Total Operating Expenses	2,954,578	1,486,380	5,630,961	2,906,003	15,643,840	2,202,320
LOSS FROM OPERATIONS	(2,348,226)	(707,327)	(4,369,126)	(1,614,670)	(13,166,453)	(2,202,320)
OTHER INCOME (EXPENSE)
Change in fair value of warrant liability	543,409	107,898	369,416	64,199	(749,166)	(483,441)
Interest income		1		956	957	15,311
Interest expense	(36,738)		(43,846)		(49,324)
Liquidated damages expense					(55,000)
Total Other Income (Expense)	506,671	107,899	325,570	65,155	(852,533)	(468,130)
LOSS BEFORE INCOME TAXES	(1,841,555)	(599,428)	(4,043,556)	(1,549,515)	(14,018,986)	(2,670,450)
INCOME TAX EXPENSE						(12,781)
LOSS FROM CONTINUING OPERATIONS	(1,841,555)	(599,428)	(4,043,556)	(1,549,515)	(14,018,986)	(2,683,231)
GAIN ON DISPOSAL OF DISCONTINUED OPERATIONS, net of income taxes of $0						66,292
LOSS FROM DISCONTINUED OPERATIONS, net of income taxes of $0						(970,614)
NET LOSS	(1,841,555)	(599,428)	(4,043,556)	(1,549,515)	(14,018,986)	(3,587,553)
PREFERRED DIVIDENDS	(129,826)		(238,127)		(89,357)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,971,381)	$ (599,428)	$ (4,281,683)	$ (1,549,515)	$ (14,108,343)	$ (3,587,553)
BASIC AND DILUTED LOSS PER SHARE
Continuing Operations	$ (0.10)	$ (0.04)	$ (0.22)	$ (0.11)	$ (0.93)	$ (0.18)
Discontinued Operations						$ (0.06)
Net Loss per share	$ (0.10)	$ (0.04)	$ (0.22)	$ (0.11)	$ (0.93)	$ (0.24)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING BASIC AND DILUTED	18,399,405	13,575,389	18,523,071	13,504,978	15,109,401	15,201,303